Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Before Recapitalization [Member]	Common Stock	Common Stock Before Recapitalization [Member]	Common Stock Recapitalization Adjustment [Member]	Additional Paid-in Capital	Additional Paid-in Capital Before Recapitalization [Member]	Additional Paid-in Capital Recapitalization Adjustment [Member]	Accumulated other comprehensive income	Accumulated other comprehensive income Before Recapitalization [Member]	Accumulated Deficit	Accumulated Deficit Before Recapitalization [Member]	Redeemable Convertible Preferred stock Preferred stock	Redeemable Convertible Preferred stock Preferred stock Before Recapitalization [Member]	Redeemable Convertible Preferred stock Preferred stock Recapitalization Adjustment [Member]
Beginning balance at Dec. 31, 2019	$ (82,225)	$ (82,225)	$ 3	$ 0	$ 3	$ 38,961	$ 38,964	$ (3)	$ 125	$ 125	$ (121,314)	$ (121,314)	$ 763,815	$ 763,815
Beginning balance (in shares) at Dec. 31, 2019			263,572,316	121,414,839	142,157,477								290,425,630	133,784,888	156,640,742
Issuance of common stock upon exercise of stock options (in shares)			3,433,498
Issuance of common stock upon exercise of stock options	2,952					2,952
Repurchase of series B redeemable convertible preferred stock (in shares)													(125,083)
Repurchase of series B redeemable convertible preferred stock													$ (532)
Unrealized loss on held for sale investments	(125)								$ (125)
Vesting of early exercised stock options (in shares)			2,262,645
Vesting of early exercised stock options	388					388
Vesting of restricted stock (in shares)			9,542,168
Stock-based compensation	16,880					16,880
Net loss	(214,449)										(214,449)
Ending balance (in shares) at Dec. 31, 2020			278,810,627										290,300,547
Ending balance at Dec. 31, 2020	(276,579)		$ 3			59,181					(335,763)		$ 763,283
Issuance of common stock upon exercise of stock options (in shares)			8,393,301
Issuance of common stock upon exercise of stock options	7,847					7,847
Issuance of series U-1 redeemable convertible preferred stock at $9.06 per share in relation to acquisition (in shares)													110,437,359
Issuance of series U-1 redeemable convertible preferred stock at $9.06 per share in relation to acquisition													$ 1,000,000
Issuance of series U-2 redeemable convertible preferred stock at $9.06 per share, net of issuance costs of $2,138 (in shares)													44,174,944
Issuance of series U-2 redeemable convertible preferred stock at $9.06 per share, net of issuance costs of $2,138													$ 397,862
Issuance of common stock in relation to acquisitions (in shares)			257,863,127
Issuance of common stock in relation to acquisitions	937,668		$ 3			937,665
Purchase consideration allocated to non-cash compensation expense	7,873					7,873
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)			444,912,850										(444,912,850)
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization	2,161,145		$ 4			2,161,141							$ (2,161,145)
Issuance of common stock upon the reverse recapitalization, net of issuance costs (in shares)			129,294,175
Issuance of common stock upon the reverse recapitalization, net of issuance costs	1,040,521		$ 1			1,040,520
Issuance of common stock upon vesting of restricted stock units (in shares)			917,959
Common stock withheld for net share settlement of equity awards (in shares)			(302,418)
Common stock withheld for net share settlement of equity awards	(3,705)					(3,705)
Vesting of early exercised stock options (in shares)			1,271,075
Vesting of early exercised stock options	182					182
Vesting of restricted stock (in shares)			1,669,118
Stock-based compensation	222,203					222,203
Net loss	(755,453)										(755,453)
Ending balance (in shares) at Dec. 31, 2021			1,122,829,814										0
Ending balance at Dec. 31, 2021	$ 3,341,702		$ 11			$ 4,432,907					$ (1,091,216)		$ 0